Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium	Equity Settled Employee Benefit Reserve	Option premium on convertible loan	Translation Reserve	Accumulated Deficit	Total	Non-controlling Interests	Total
Balance at beginning of period at Dec. 31, 2021	€ 2,995	€ 398,309	€ 28,443	€ 1,426	€ 430	€ (316,890)	€ 114,713	€ (604)	€ 114,109
Balance at beginning of period (in shares) at Dec. 31, 2021	74,865,381
Result for the period						(14,109)	(14,109)	(8)	(14,117)
Other comprehensive income					222		222		222
Recognition of share-based payments			1,183				1,183		1,183
Treasury shares transferred (in shares)	(71,283)
Shares options exercised		33	(168)			168	33		33
Share options exercised (in shares)	71,283
Balance at end of period at Mar. 31, 2022	€ 2,995	398,342	29,458	€ 1,426	652	(330,831)	102,042	(612)	101,430
Balance at end of period (in shares) at Mar. 31, 2022	74,865,381
Balance at beginning of period at Dec. 31, 2022	€ 3,370	412,540	29,052		1,212	(379,110)	67,064	(384)	66,680
Balance at beginning of period (in shares) at Dec. 31, 2022	84,246,967
Result for the period						(8,933)	(8,933)	78	(8,855)
Other comprehensive income					(219)		(219)		(219)
Recognition of share-based payments			1,095				1,095		1,095
Treasury shares transferred (in shares)	(118,596)
Shares options lapsed			(3,823)			3,823
Shares options exercised			(228)			228
Share options exercised (in shares)	118,596
Balance at end of period at Mar. 31, 2023	€ 3,370	€ 412,540	€ 26,096		€ 993	€ (383,992)	€ 59,007	€ (306)	€ 58,701
Balance at end of period (in shares) at Mar. 31, 2023	84,246,967